Taxes Payable	9 Months Ended
Sep. 30, 2022
Taxes Payable
Taxes Payable
10.	Taxes Payable
The following is a summary of taxes payable as of December 31, 2021 and September 30, 2022:

	December 31, 2021	September 30, 2022

	RMB in thousands
EIT payable	69,773	106,184
Withholding income tax payable	29,242	46,071
Withholding individual income taxes for employees	44,968	43,842
VAT payable	52,614	23,352
Others	7,173	33,840

Total	203,770	253,289